UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22472

(Investment Company Act File Number)

RiverNorth Opportunities Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, CO 80203

(Address of Principal Executive Offices)

Christopher A. Moore

RiverNorth Opportunities Fund, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and Address of Agent for Service)

(303) 623-2577

(Registrant’s Telephone Number)

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2020

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

1.31.2020

Semi-Annual Report

RIVERNORTH OPPORTUNITIES FUND, INC. (RIV)

RN

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website at www.rivernorthcef.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

RiverNorth Opportunities Fund, Inc.	Table of Contents

Performance Overview	2
Statement of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	19
Approval of Investment Advisory and Sub-Advisory Agreements	32
Dividend Reinvestment Plan	35
Additional Information	37
Portfolio Holdings	37
Proxy Voting	37
Unaudited Tax Information	37
Custodian and Transfer Agent	37
Legal Counsel	37
Independent Registered Public Accounting Firm	37
Data Privacy Policies and Procedures	38

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2020 (Unaudited)

INVESTMENT OBJECTIVE

RiverNorth Opportunities Fund, Inc.’s (the “Fund”) investment objective is total return consisting of capital appreciation and current income.

PERFORMANCE OVERVIEW

For the six month period ended January 31, 2020, the Fund returned 3.84% on a net asset value (“NAV”) basis and 2.74% on a market price basis. The S&P 500 Total Return Index returned 9.31% during the same period.

The Fund benefited from discount narrowing among fixed income closed-end funds in addition to them generally having positive NAV performance over the period.

The Fund’s holdings in closed-end funds that had exposure to energy related securities detracted from performance. In addition, the Fund had short positions in several exchange-traded funds ("ETFs") for hedging purposes, and this detracted from performance as these ETFs posted positive returns over the period.

PERFORMANCE as of January 31, 2020

	CUMULATIVE	AVERAGE ANNUAL
TOTAL RETURNS(1)	6 Months	1 Year	3 Year	Since Inception(2)
RiverNorth Opportunities Fund, Inc. - NAV(3)	3.84%	9.91%	5.99%	9.16%
RiverNorth Opportunities Fund, Inc. - Market Price(4)	2.74%	11.23%	7.05%	8.06%
S&P 500® Total Return Index	9.31%	21.68%	14.54%	13.76%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on December 24, 2015.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (855) 830-1222 or by visiting www.rivernorthcef.com. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

Total annual expense ratio as a percentage of net assets attributable to common shares as of January 31, 2020, is 1.48% (excluding dividend expense and line of credit expense). Including dividend expense and line of credit expense, the expense ratio is 1.97%.

The Fund is a closed-end fund and does not continuously issue shares for sale as open-end mutual funds do. The Fund now trades only in the secondary market. Investors wishing to buy or sell shares need to place orders through an intermediary or broker and additional charges or commissions will apply. The share price of a closed-end fund is based on the market’s value.

2	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2020 (Unaudited)

Distributions may be paid from sources of income other than ordinary income, such as net realized short-term capital gains, net realized long-term capital gains and return of capital. The actual amounts and sources of the amounts for tax reporting purposes will depend upon a Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. If a distribution includes anything other than net investment income, the Fund provides a Section 19(a) notice of the best estimate of its distribution sources at that time. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

S&P 500® Total Return Index – A market value weighted index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. This index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. This index reflects the effects of dividend reinvestment.

Indices are unmanaged; their returns do not reflect any fees, expenses, or sales charges.

An investor cannot invest directly in an index.

ALPS Advisors, Inc. is the investment adviser to the Fund.

RiverNorth Capital Management, LLC is the investment sub-adviser to the Fund. RiverNorth Capital Management, LLC is not affiliated with ALPS Advisors, Inc. or any of its affiliates.

Secondary market support provided to the Fund by ALPS Advisors, Inc.'s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Semi-Annual Report | January 31, 2020	3

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2020 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: RIV) of $19.40 on December 24, 2015, and tracking its progress through January 31, 2020.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

ASSET ALLOCATION as of January 31, 2020^

^	Holdings are subject to change.
*	Represents securities sold short.

Percentages are based on total net assets of the Fund.

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RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2020 (Unaudited)

TOP TEN HOLDINGS* as of January 31, 2020

% of Net Assets**
United States Treasury Bill	5.00%
PGIM Global High Yield Fund, Inc.	4.79%
Barings BDC, Inc.	4.02%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	3.71%
BlackRock Debt Strategies Fund, Inc.	3.44%
Aberdeen Total Dynamic Dividend Fund	2.60%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2.52%
Eaton Vance Limited Duration Income Fund	2.50%
Nuveen Credit Strategies Income Fund	2.46%
Kayne Anderson MLP/Midstream Investment Co.	2.43%
33.47%

*	Holdings are subject to change and exclude cash equivalents. Only long positions are listed.
**	Percentages are based on total net assets, including securities sold short.

Semi-Annual Report | January 31, 2020	5

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (64.04%)
Aberdeen Emerging Markets Equity Income Fund, Inc.	256,414	$1,900,028
Aberdeen Total Dynamic Dividend Fund	470,931	4,125,356
AllianzGI Artificial Intelligence & Technology Opportunities Fund	31,080	612,587
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	305,248	3,995,696
BlackRock California Municipal Income Trust	36,647	521,487
BlackRock Credit Allocation Income Trust	56,953	818,984
BlackRock Debt Strategies Fund, Inc.	480,186	5,454,913
BlackRock Muni New York Intermediate Duration Fund, Inc.	47,503	745,322
BlackRock New York Municipal Income Quality Trust	119,902	1,697,812
BlackRock Resources & Commodities Strategy Trust	244,261	1,834,400
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.(a)	454,901	5,877,321
ClearBridge Energy MLP Total Return Fund, Inc., Class A	99,280	807,146
Clough Global Equity Fund	192,885	2,384,059
Clough Global Opportunities Fund(a)	334,758	3,253,848
Cohen & Steers Infrastructure Fund, Inc.	29,653	794,404
Delaware Enhanced Global Dividend & Income Fund	184,746	1,917,700
Duff & Phelps Utility and Corporate Bond Trust, Inc.	198,007	1,839,485
Eaton Vance Floating-Rate Income Plus Fund	99,455	1,579,345
Eaton Vance Limited Duration Income Fund(a)	298,120	3,956,052
Eaton Vance Senior Income Trust	308,229	2,006,571
Eaton Vance Tax-Managed Buy-Write Strategy Fund	89,395	918,981
GDL Fund	5,089	47,430
Highland Global Allocation Fund	105,810	954,406
Highland Income Fund	248,900	3,131,162
India Fund, Inc.	31,161	631,322
Invesco Dynamic Credit Opportunities Fund	69,646	794,661
Invesco High Income Trust II	97,490	1,393,746
Invesco Senior Income Trust	366,651	1,565,600
John Hancock Tax-Advantaged Global Shareholder Yield Fund	97,135	683,830
Kayne Anderson Midstream/Energy Fund, Inc.	12,619	126,947
Kayne Anderson MLP/Midstream Investment Co.	293,702	3,850,433
Lazard Global Total Return and Income Fund, Inc.	8,541	140,603
Neuberger Berman High Yield Strategies Fund, Inc.	7,055	87,411
Neuberger Berman New York Municipal Fund, Inc.	76,743	988,450
The New America High Income Fund, Inc.	9,681	88,194
NexPoint Credit Strategies Fund	140,013	2,395,622
Nuveen AMT-Free Quality Municipal Income Fund	40,861	602,291
Nuveen Credit Strategies Income Fund	518,904	3,902,158
Nuveen Dividend Advantage Municipal Income Fund	160,965	2,731,576
Nuveen Georgia Quality Municipal Income Fund	126,715	1,639,692
Nuveen Intermediate Duration Quality Municipal Term Fund	28,734	410,896
Nuveen New York Municipal Value Fund 2	13,053	192,532
Nuveen Ohio Quality Municipal Income Fund	23,498	368,684

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value (Note 2)
Nuveen Texas Quality Municipal Income Fund	25,618	$379,146
PGIM Global High Yield Fund, Inc.(a)	505,508	7,582,620
PGIM High Yield Bond Fund, Inc.	111,659	1,705,033
PIMCO Energy & Tactical Credit Opportunities Fund	140,322	2,231,120
Pioneer Floating Rate Trust	85,218	931,433
Putnam Municipal Opportunities Trust	22,907	307,870
Royce Micro-Cap Trust, Inc.	233,276	1,947,855
Source Capital, Inc.	65,886	2,541,223
Special Opportunities Fund, Inc.	75,769	1,112,289
The Swiss Helvetia Fund, Inc.	177,967	1,509,160
Templeton Global Income Fund	244,090	1,479,185
Voya Global Equity Dividend and Premium Opportunity Fund	255,650	1,579,917
Voya Infrastructure Industrials and Materials Fund	26,519	301,256
Voya Natural Resources Equity Income Fund	202,996	767,325
Voya Prime Rate Trust(a)	310,221	1,591,434
Western Asset Global High Income Fund, Inc.	174,801	1,749,758

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $97,190,358)		101,485,767

CLOSED-END FUNDS - PREFERRED SHARES (0.54%)
PennantPark Investment Corp.	30,979	795,231
WhiteHorse Finance, Inc.	2,054	54,328

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $827,371)		849,559

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (4.02%)
Barings BDC, Inc.(a)	618,557	6,371,137

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $6,199,843)		6,371,137

BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES (3.37%)
Capital Southwest Corp., 5.95%, 12/15/2022	15,668	403,921
Monroe Capital Corp., 5.75%, 10/31/2023	1,997	51,123
Oxford Square Capital Corp., 6.50%, 3/30/2024	78,349	2,008,868
Portman Ridge Finance Corp., 6.13%, 9/30/2022	16,235	409,934
Stellus Capital Investment Corp., 5.75%, 9/15/2022	12,643	323,345
THL Credit, Inc., 6.75%, 12/30/2022	25,278	643,578
THL Credit, Inc., 6.13%, 10/30/2023	45,456	1,188,529
TriplePoint Venture Growth BDC Corp., 5.75%, 7/15/2022	12,191	314,406

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES
(Cost $5,198,888)		5,343,704

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2020	7

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2020 (Unaudited)

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)
CONVERTIBLE CORPORATE BOND (0.38%)
BlackRock Capital Investment Corp.	5.000%	06/15/22	$600,000	$606,750

TOTAL CONVERTIBLE CORPORATE BOND
(Cost $600,000)				606,750

CORPORATE BOND (0.47%)
Business Development Corp. of America(b)	4.850%	12/15/24	725,000	739,257

TOTAL CORPORATE BOND
(Cost $725,000)				739,257

Description	Shares	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (12.77%)(c)
8i Enterprises Acquisition Corp.	23,872	239,914
Act II Global Acquisition Corp.	13,142	132,997
Agba Acquisition, Ltd.	30,883	318,095
Alberton Acquisition Corp.	22,730	263,327
Allegro Merger Corp.	24,649	253,638
Alussa Energy Acquisition Corp.	33,782	345,590
Amplitude Healthcare Acquisition Corp.	47,778	489,724
Andina Acquisition Corp. III	29,708	318,767
Apex Technology Acquisition Corp.	6,941	74,130
B Riley Principal Merger Corp.	17,284	176,988
Big Rock Partners Acquisition Corp.	35,482	378,061
Boxwood Merger Corp.	47,428	484,240
ChaSerg Technology Acquisition Corp.	16,106	178,938
Churchill Capital Corp. II	56,978	650,176
CIIG Merger Corp.	19,510	202,904
Crescent Acquisition Corp.	39,846	418,184
DD3 Acquisition Corp.	48,831	499,785
Edtechx Holdings Acquisition Corp.	16,106	166,053
Far Point Acquisition Corp., Class A(c)	5,103	54,194
Fellazo, Inc.	23,580	239,926
FinTech Acquisition Corp. III	35,478	401,079
Galileo Acquisition Corp.	9,373	96,776
GigCapital2, Inc.	23,193	249,325
Graf Industrial Corp.	47,967	501,495
Greenvision Acquisition Corp.	65,740	672,191
GX Acquisition Corp.	21,598	226,347
Haymaker Acquisition Corp. II	15,939	170,946
Healthcare Merger Corp.	9,755	104,281

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value (Note 2)
Hennessy Capital Acquisition Corp. IV	44,040	$482,238
HL Acquisitions Corp.	30,748	321,009
Insurance Acquisition Corp.	6,376	68,223
Juniper Industrial Holdings, Inc.	1,301	13,465
Landcadia Holdings II, Inc.	37,799	395,755
Leisure Acquisition Corp.	56,828	592,716
LF Capital Acquisition Corp., Class A(c)	33,437	348,581
LIV Capital Acquisition Corp.	46,360	480,985
Longevity Acquisition Corp.	24,043	261,468
Megalith Financial Acquisition Corp.	35,972	390,296
Merida Merger Corp. I	61,365	601,991
Monocle Acquisition Corp.	7,363	75,250
Netfin Acquisition Corp.	25,065	263,057
New Providence Acquisition Corp.	16,868	176,018
Orisun Acquisition Corp.	36,130	375,571
Osprey Technology Acquisition Corp.	31,260	323,228
Pivotal Investment Corp. II	30,504	313,667
Proficient Alpha Acquisition Corp.	34,883	362,958
PropTech Acquisition Corp.	24,696	258,691
Pure Acquisition Corp.	42,170	439,411
Replay Acquisition Corp.	21,524	225,464
SC Health Corp.	5,789	61,653
Schultze Special Purpose Acquisition Corp.	30,224	325,815
Silver Spike Acquisition Corp.	25,306	258,121
South Mountain Merger Corp.	30,930	317,032
Stable Road Acquisition Corp.	13,092	134,324
Tenzing Acquisition Corp.	29,977	319,105
Thunder Bridge Acquisition II, Ltd.	16,262	214,658
TKK Symphony Acquisition Corp.	72,356	743,096
Tottenham Acquisition I, Ltd.	24,729	262,127
Trine Acquisition Corp.	30,246	320,608
Tuscan Holdings Corp.	43,548	478,810
Tuscan Holdings Corp. II	92,638	938,423
Union Acquisition Corp. II	5,982	61,495
VectoIQ Acquisition Corp.	47,906	495,348
Wealthbridge Acquisition, Ltd.	22,108	227,160

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES
(Cost $18,978,994)		20,235,888

RIGHTS (0.05%)(c)
8i Enterprises Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	23,872	9,894
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025	24,649	9,366
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	35,482	11,303
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023	30,748	9,223

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2020	9

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value (Note 2)
KBL Merger Corp. IV, Strike Price $11.50, Expires 07/01/2023	20,375	$3,464
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022	38,862	11,270
TKK Symphony Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	72,356	15,925
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 12/31/2049	24,729	5,574
Wealthbridge Acquisition, Ltd., Strike Price $11.50, Expires 03/01/2024	22,108	7,185

TOTAL RIGHTS
(Cost $105,646)		83,204

WARRANTS (0.24%)(c)
8i Enterprises Acquisition Corp., Strike Price $11.50, Expires 10/01/2025	23,872	11,565
Act II Global Acquisition Corp., Strike Price $11.50, Expires 04/30/2024	6,571	8,542
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025	24,649	4,437
B Riley Principal Merger Corp., Strike Price $11.50, Expires 04/08/2024	10,909	13,636
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/01/2022	17,741	2,927
Boxwood Merger Corp., Strike Price $11.50, Expires 11/26/2025	47,428	39,839
Brooge Holdings, Ltd., Strike Price $11.50, Expires 07/14/2023	41,758	37,582
ChaSerg Technology Acquisition Corp., Strike Price $11.50, Expires 09/30/2023	8,053	18,925
DD3 Acquisition Corp., Strike Price $11.50, Expires 10/23/2023	48,372	23,700
Edtechx Holdings Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	16,106	5,943
Far Point Acquisition Corp., Strike Price $11.50, Expires 06/03/2025	1,701	3,146
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023	30,748	11,066
Immunovant, Inc., Strike Price $11.50, Expires 04/01/2024	13,788	27,576
KBL Merger Corp. IV, Strike Price $11.50, Expires 07/01/2023	14,899	980
KLDiscovery, Inc., Strike Price $11.50, Expires 12/01/2025	9,896	7,422
Legacy Acquisition Corp., Strike Price $11.50, Expires 12/01/2022	29,594	15,978
Leisure Acquisition Corp., Strike Price $11.50, Expires 12/28/2022	28,414	24,422
LF Capital Acquisition Corp., Strike Price $11.50, Expires 06/28/2023	33,437	19,225
Merida Merger Corp. I, Strike Price $11.50, Expires 11/07/2026	30,682	15,955

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value (Note 2)
Monocle Acquisition Corp., Strike Price $11.50, Expires 06/12/2024	7,363	$5,582
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022	19,431	5,334
Pure Acquisition Corp., Strike Price $11.50, Expires 04/17/2023	21,085	21,085
TKK Symphony Acquisition Corp., Strike Price $11.50, Expires 08/20/2023	72,356	5,423
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 06/06/2025	24,729	1,617
Trident Acquisitions Corp., Strike Price $11.50, Expires 06/14/2021	50,476	5,653
VectoIQ Acquisition Corp., Strike Price $11.50, Expires 06/12/2023	47,906	33,738
Wealthbridge Acquisition, Ltd., Strike Price $11.50, Expires 03/01/2024	22,108	1,769

TOTAL WARRANTS
(Cost $336,674)		373,067

Description	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (8.66%)
State Street Institutional Treasury Money Market Fund	1.529%	13,716,002	13,716,002

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,716,002)			13,716,002

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)
GOVERNMENT BOND (5.00%)
United States Treasury Bill(d)	1.381%	04/23/20	$7,950,800	7,923,826

TOTAL GOVERNMENT BOND
(Cost $7,923,345)				7,923,826

TOTAL INVESTMENTS (99.54%)
(Cost $151,802,121)				$157,728,161

Other Assets In Excess Of Liabilities (0.46%)(e)				735,598
NET ASSETS (100.00%)				$158,463,759

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2020	11

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2020 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-7.19%)
PowerShares Senior Loan Portfolio	(127,227)	$(2,876,603)
SPDR Bloomberg Barclays High Yield Bond ETF	(50,000)	(5,452,000)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(114,385)	(3,072,381)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(11,400,984)

TOTAL SECURITIES SOLD SHORT
(Proceeds $11,350,713)		$(11,400,984)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of January 31, 2020, the aggregate market value of those securities was $10,020,610 representing 6.32% of net assets.
(b)	Restricted security (see Note 7).
(c)	Non-income producing security.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(e)	Includes cash, in the amount of $11,760,742 which is being held as collateral for securities sold short.

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.

Statement of Assets and Liabilities	January 31, 2020 (Unaudited)

ASSETS:
Investments, at value	$157,728,161
Cash	54,897
Deposit with broker for securities sold short	11,760,742
Receivable for investments sold	1,911,603
Interest receivable	20,978
Dividends receivable	118,363
Deferred offering costs (Note 6)	162,638
Prepaid and other assets	23,094
Total Assets	171,780,476

LIABILITIES:
Securities sold short (Proceeds $11,350,713)	11,400,984
Payable for investments purchased	1,654,068
Payable for borrowing	3,333
Payable to adviser	135,577
Payable to administrator	27,890
Accrued offering costs (Note 6)	23,914
Payable to transfer agent	3,085
Payable for director fees	36,954
Payable for custodian fees	5,554
Payable for professional fees	15,352
Payable for printing fees	3,307
Other payables	6,699
Total Liabilities	13,316,717
Net Assets	$158,463,759

NET ASSETS CONSIST OF:
Paid-in capital	$160,140,315
Total distributable earnings/(accumulated deficit)	(1,676,556)
Net Assets	$158,463,759

PRICING OF SHARES:
Net Assets	$158,463,759
Shares of common stock outstanding (37,500,000 of shares authorized, at $0.0001 par value per share)	9,334,277
Net asset value per share	$16.98

Cost of Investments	$151,802,121

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2020	13

RiverNorth Opportunities Fund, Inc.	Statement of Operations

For the Six Months Ended January 31, 2020 (Unaudited)

INVESTMENT INCOME:
Interest	$84,827
Dividends	4,507,527
Other Income	32,635
Total Investment Income	4,624,989

EXPENSES:
Investment advisory fees	698,642
Administration fees	115,669
Transfer agent fees	12,942
Dividend expense - short sales	324,794
Commitment fee on loan	19,167
Audit and tax fees	12,065
Legal fees	44,705
Custodian fees	14,197
Director fees	76,028
Printing fees	26,751
Insurance fees	12,808
Other expenses	19,242
Total Expenses	1,377,010
Net Investment Income	3,247,979

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(880,378)
Securities sold short	29,913
Net realized loss	(850,465)
Net change in unrealized appreciation/depreciation on:
Investments	5,010,407
Securities sold short	31,892
Net change in unrealized appreciation/depreciation	5,042,299
Net Realized and Unrealized Gain on Investments	4,191,834
Net Increase in Net Assets Resulting from Operations	$7,439,813

See Notes to Financial Statements.

14	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended January 31, 2020 (Unaudited)	For the Year Ended July 31, 2019
OPERATIONS:
Net investment income	$3,247,979	$3,648,170
Net realized gain/(loss)	(850,465)	1,175,519
Long-term capital gains from other investment companies	–	903,836
Net change in unrealized appreciation/depreciation	5,042,299	1,181,438
Net increase in net assets resulting from operations	7,439,813	6,908,963

TOTAL DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(8,509,793)	(6,910,189)
From tax return of capital	–	(7,993,528)
Net decrease in net assets from distributions to shareholders	(8,509,793)	(14,903,717)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares, net of offering costs	34,805,610	30,737,892
Dividend Reinvestment	63,884	296,814
Net increase in net assets from capital share transactions	34,869,494	31,034,706

Net Increase in Net Assets	33,799,514	23,039,952

NET ASSETS:
Beginning of period	124,664,245	101,624,293
End of period	$158,463,759	$124,664,245

OTHER INFORMATION:
Share Transactions:
Shares outstanding - beginning of period	7,167,356	5,330,225
Shares issued in connection with public offering	2,163,193	1,820,311
Shares issued as reinvestment of dividends	3,728	16,820
Shares outstanding - end of period	9,334,277	7,167,356

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2020	15

RiverNorth Opportunities Fund, Inc.	Financial Highlights

For a share outstanding throughout the periods presented.

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain
Total income from investment operations
Less distributions to shareholders:
From net investment income
From net realized gains
From tax return of capital
Total distributions
Capital share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total capital share transactions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return(f)
Total Return - Market Price(f)
Supplemental Data:
Net assets, end of period (in thousands)

Ratios to Average Net Assets (including dividend expense and line of credit expense)
Total expenses
Net investment income

Ratios to Average Net Assets (excluding dividend expense and line of credit expense)
Total expenses
Net investment income
Portfolio turnover rate

See Notes to Financial Statements.

16	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Financial Highlights

For a share outstanding throughout the periods presented.

For the Six Months Ended January 31, 2020 (Unaudited)		For the Year Ended July 31, 2019		For the Period Ended July 31, 2018(a)		For the Year Ended October 31, 2017	For the Period December 24, 2015 (Commencement of Operations) to October 31, 2016
$17.39		$19.07		$20.48		$19.72	$19.40

0.40		0.55		0.44		0.42	0.68
0.46		0.29		0.40		2.23	1.86
0.86		0.84		0.84		2.65	2.54

(1.03)		(0.63)		(0.47)		(0.53)	(1.73)
–		(0.41)		(1.34)		(1.36)	(0.45)
–		(1.20)		(0.08)		–	–
(1.03)		(2.24)		(1.89)		(1.89)	(2.18)

(0.21	)(c)	(0.26	)(d)	(0.32	)(e)	–	–
(0.03)		(0.02)		(0.04)		–	(0.04)
(0.24)		(0.28)		(0.36)		–	(0.04)
(0.41)		(1.68)		(1.41)		0.76	0.32
$16.98		$17.39		$19.07		$20.48	$19.72
$16.79		$17.38		$19.14		$20.50	$19.65
3.84%		3.77%		2.56%		14.11%	13.67%
2.74%		3.33%		2.84%		14.63%	9.87%

$158,464		$124,664		$101,624		$76,927	$74,036

1.97	%(g)	2.17%		2.07	%(g)	2.21%	1.69	%(g)
4.64	%(g)	3.11%		3.03	%(g)	2.03%	4.03	%(g)

1.48	%(g)	1.56%		1.72	%(g)	1.75%	N/A
5.13	%(g)	3.72%		2.68	%(g)	1.57%	N/A
64	%(h)	76%		74	%(h)	162%	113	%(h)

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2020	17

RiverNorth Opportunities Fund, Inc.	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.
(b)	Calculated using average shares throughout the period.
(c)	Represents the impact of the Fund's rights offering of 2,163,193 common shares in November 2019 at a subscription price per share based on a formula. For more details please refer to Note 6 of the Notes to Financial Statements.
(d)	Represents the impact of the Fund's rights offering of 1,790,000 common shares in November 2018 at a subscription price per share based on a formula. For more details please refer to Note 6 of the Notes to Financial Statements.
(e)	Represents the impact of the Fund's rights offering of 1,564,710 common shares in November 2017 at a subscription price per share based on a formula. For more details please refer to Note 6 of the Notes to Financial Statements.
(f)	Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

18	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective July 16, 2018, the Fund’s Board of Directors (the “Board”) approved changing the fiscal year-end of the Fund from October 31 to July 31.

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”) with a focus on risk-adjusted returns. Underlying Funds also may include business development companies (“BDCs”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

The Fund may be converted to an open-end investment company at any time if approved by two-thirds of the entire Board and at least two-thirds of the Fund’s total outstanding shares. If the Fund converted to an open-end investment company, it would be required to redeem all preferred stock of the Fund then outstanding (requiring in turn that it liquidate a portion of its investment portfolio). Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board may at any time (but is not required to) propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

The Fund’s Articles of Amendment and Restatement ("Charter") provides that, during calendar year 2021, the Fund will call a shareholder meeting for the purpose of voting to determine whether the Fund should convert to an open-end management investment company (such meeting date, as may be adjourned, the “Conversion Vote Date”). Such shareholder meeting may be adjourned or postponed in accordance with the By-Laws of the Fund to a date in calendar year 2021. A vote on such Conversion Vote Date to convert the Fund to an open-end management investment company under the Declaration requires approval by a majority of the Fund’s total outstanding shares. A majority is defined as greater than 50% of the Fund’s total outstanding shares. If approved by shareholders on the Conversion Vote Date, the Fund will seek to convert to an open-end management investment company within 12 months of such approval. If the requisite number of votes to convert the Fund to an open-end management investment company is not obtained on the Conversion Vote Date, the Fund will continue in operation as a closed-end management investment company.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

Semi-Annual Report | January 31, 2020	19

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2020.

Portfolio Valuation: The net asset value per share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

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RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | January 31, 2020	21

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$101,485,767	$–	$–	$101,485,767
Closed-End Funds - Preferred Shares	849,559	–	–	849,559
Business Development Companies - Common Shares	6,371,137	–	–	6,371,137
Business Development Company Notes - Preferred Shares	5,343,704	–	–	5,343,704
Convertible Corporate Bond	–	606,750	–	606,750
Corporate Bond	–	739,257	–	739,257
Special Purpose Acquisition Companies - Common Shares	20,235,888	–	–	20,235,888
Rights	83,204	–	–	83,204
Warrants	373,067	–	–	373,067
Short-Term Investments	13,716,002	–	–	13,716,002
Government Bond	–	7,923,826	–	7,923,826
Total	$148,458,328	$9,269,833	$–	$157,728,161
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(11,400,984)	$–	$–	$(11,400,984)
Total	$(11,400,984)	$–	$–	$(11,400,984)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the year.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

22	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

Special Purpose Acquisition Company Risk: The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the six months ended January 31, 2020, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Semi-Annual Report | January 31, 2020	23

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

The effect of derivative instruments on the Statement of Assets and Liabilities as of January 31, 2020:

	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (Rights)	Investments, at value	$83,204
Equity Contracts (Warrants)	Investments, at value	373,067
		$456,271

The effect of derivative instruments on the Statement of Operations for the six months ended January 31, 2020:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Equity Contracts (Rights)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	$155	$13,342
Equity Contracts (Warrants)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	83,374	25,380
Total		$83,529	$38,722

The Fund’s average value of rights and warrants held for the six months ended January 31, 2020 were $81,942 and $303,200 respectively.

24	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

ALPS Advisors, Inc. (“AAI”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, AAI receives an annual investment advisory fee of 1.00% based on the Fund’s average daily Managed Assets (as defined below). Pursuant to an Investment Sub-Advisory Agreement, AAI has retained RiverNorth Capital Management, LLC (“RiverNorth” or the "Sub-Adviser") as the Fund’s sub-adviser and AAI pays RiverNorth an annual fee of 0.85% based on the Fund’s average daily Managed Assets.

ALPS Fund Services, Inc. (‘‘AFS’’), an affiliate of AAI, serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, AFS is responsible for calculating the net asset values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. AFS is entitled to receive a monthly fee, accrued daily based on the Fund’s average Managed Assets, as defined below, plus a fixed fee for completion of certain regulatory filings and reimbursement for certain out-of-pocket expenses.

DST Systems, Inc. (‘‘DST’’), the parent company of AAI and AFS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is entitled to receive an annual minimum fee of $22,500 plus out-of-pocket expenses. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to its officers or to interested Directors employed by the Sub-Adviser. For their services, the Directors of the Fund, which are not affiliated with the Adviser or Sub-Adviser, receive an annual retainer in the amount of $17,000, an additional $2,000 for attending each meeting of the Board and $1,000 for attending a special meeting of the Board. In addition, the Independent Chairman receives an additional $10,000 annually. The Directors, which are not affiliated with the Adviser or Sub-Adviser, are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

Certain officers of the Fund are also employees of AAI and AFS. A Director is an officer of RiverNorth.

Managed Assets: For these purposes, the term Managed Assets is defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding), calculated as of 4:00 p.m. Eastern time on such day or as of such other time or times as the Board may determine in accordance with the provisions of applicable law and of the declaration and bylaws of the Fund and with resolutions of the Board as from time to time in force.

Semi-Annual Report | January 31, 2020	25

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

4. LEVERAGE

The Fund may use leverage for investment purposes, which may include the use of borrowings, the issuance of preferred stock, and/or the use of derivatives or other transactions that may provide leverage (such as the investment of proceeds received from selling securities short). The Fund may utilize leverage in an aggregate amount of up to 15% of the Fund’s Managed Assets immediately after such borrowings or issuance. However, the Fund is not required to decrease its use of leverage if leverage exceeds 15%, but is less than 20% of the Fund’s Managed Assets due solely to changes in market conditions. Based on market conditions at the time, the Fund may use such leverage in amounts that represent less than 15% of the Fund’s Managed Assets. The Sub-Adviser will assess whether or not to engage in leverage based on its assessment of conditions in the debt and credit markets. Leverage, if used, may take the form of a borrowing or the issuance of preferred stock, although the Fund currently anticipates that leverage will primarily be obtained through the use of bank borrowings or other similar term loans.

The provisions of the 1940 Act further provide that the Fund may borrow or issue notes or debt securities in an amount up to 33 1/3% of its total assets or may issue preferred shares in an amount up to 50% of the Fund’s total assets (including the proceeds from leverage). Notwithstanding each of the limits discussed above, the Fund may enter into derivatives or other transactions (e.g., total return swaps) that may provide leverage (other than through borrowings or the issuance of preferred stock), but which are not subject to the above foregoing limitations, if the Fund earmarks or segregates liquid assets (or enters into offsetting positions) in accordance with applicable SEC regulations and interpretations to cover its obligations under those transactions and instruments. However, these transactions will entail additional expenses (e.g., transaction costs) which will be borne by the Fund.

If the net rate of return on the Fund’s investments purchased with the leverage proceeds exceeds the interest or dividend rate payable on the leverage, such excess earnings will be available to pay higher dividends to the Fund’s stockholders. If the net rate of return on the Fund’s investments purchased with leverage proceeds does not exceed the costs of leverage, the return to stockholders will be less than if leverage had not been used. The use of leverage magnifies gains and losses to stockholders. Since the stockholders pay all expenses related to the issuance of debt or use of leverage, any use of leverage would create a greater risk of loss for stockholders than if leverage is not used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The Fund has entered into a $15,000,000 secured committed line of credit agreement with State Street Bank and Trust Company (“SSB”), which by its terms expires on November 25, 2020, subject to the restrictions and terms of the credit agreement. For borrowing under this credit agreement, the Fund will be charged either an interest rate of:

(1)	1.00% (per annum) plus the One-Month LIBOR (London Interbank Offered Rate)
or

(2)	as of any day, the higher of (a) 1.05% (per annum) plus the daily Federal Funds Rate as in effect on that day, or (b) 1.05% (per annum) plus the One-Month LIBOR as in effect on that day.

26	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

For borrowing under this credit agreement, the commitment fee on the daily unused loan balance of the line of credit accrues at a rate of 0.25%. The Fund pledges its investment securities as the collateral for the line of credit per the terms of the agreement. During the six months ended January 31, 2020, the fund did not draw down on the SSB line of credit.

5. DISTRIBUTIONS

The Fund intends to make regular monthly distributions to stockholders at a constant and fixed (but not guaranteed) rate that is reset annually to a rate equal to a percentage of the average of the Fund’s NAV per share (the “Distribution Amount”), as reported for the final five trading days of the preceding calendar year (the “Distribution Rate Calculation”). The Distribution Amount is set by the Board and may be adjusted from time to time. The Fund’s intention is that monthly distributions paid to stockholders throughout a calendar year will be at least equal to the Distribution Amount (plus any additional amounts that may be required to be included in a distribution for federal or excise tax purposes) and that, on the close of the calendar year, the Distribution Amount applicable to the following calendar year will be reset based upon the new results of the Distribution Rate Calculation.

Dividends and distributions may be payable in cash or shares of common stock, with stockholders having the option to receive additional common stock in lieu of cash. The Fund may at times, in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to common stockholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets. The Fund’s ability to maintain a stable level of distributions to stockholders will depend on a number of factors, including the stability of income received from its investments and the costs of any leverage. As portfolio and market conditions change, the amount of dividends on the Fund’s common stock could change. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income each year to both reduce its federal income tax liability and to avoid a potential federal excise tax. The Fund intends to distribute all realized net capital gains, if any, at least annually.

6. CAPITAL TRANSACTIONS

The Fund’s authorized capital stock consists of 37,500,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

Under the Fund’s Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. Also, the Fund’s Board, with the approval of a majority of the entire Board, but without any action by the stockholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

Semi-Annual Report | January 31, 2020	27

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

The Fund issued 3,755,155 common shares in its initial public offering on December 24, 2015. These common shares were issued at $20.00 per share before the underwriting discount of $0.60 per share. Offering costs of $150,206 (representing $0.04 per common share) were offset against proceeds of the offerings and have been charged to paid-in capital of the common shares. AAI and RiverNorth agreed to pay those offering costs of the Fund (other than the sales load) that exceeded $0.04 per common share.

During the period ended July 31, 2018, the year ended July 31, 2019 and the period ended January 31, 2020, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the respective record dates. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Fund issued new shares of common stock at a subscription price that represents 95% of the market price per share, based on the average of the last reported sales price on the NYSE for the five trading days preceding the respective rights’ expiration date, for the October 12, 2017 rights offering. The Fund issued new shares of common stock at 95% of NAV per share for the October 4, 2018 and September 30, 2019 rights offering. Offering costs were charged to paid-in-capital upon the exercise of the rights.

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of common stock issued	Subscription price	Offering costs
October 12, 2017	November 9, 2017	1,564,710	$19.54	$214,591
October 4, 2018	November 1, 2018	1,790,000	$16.93	$143,537
September 30, 2019	November 1, 2019	2,163,193	$16.20	$238,116

On August 31, 2018, the Fund entered into a sales agreement with Jones Trading Institutional Services LLC (“Jones”), under which the Fund may from time to time offer and sell up to 3,300,000 of the Fund’s common stock in an "at-the-market" offering. During the year ended July 31, 2019, 30,311 shares of common stock were sold under this agreement for $586,019 (net of commissions to Jones of $7,424).

Offering costs incurred through January 31, 2020 as a result of the Fund's shelf registration statement initially effective with the SEC on July 26, 2018 are approximately $544,625. The Fund's 2018 and 2019 rights offerings and the at-the-market offering were made under this shelf registration statement. Management estimates an additional $252,819 of costs expected to be incurred resulting in total offering costs of approximately $797,444. The Statement of Assets and Liabilities reflects the current offering costs of $162,638 as deferred offering costs. These offering costs, as well as offering costs incurred subsequent to January 31, 2020, will be charged to paid-in-capital upon the issuance of shares.

28	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

7. RESTRICTED SECURITIES

As of January 31, 2020, investments in securities included a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale.

Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Business Development Corp. of America	12/3/2019	$725,000	$739,257	0.47%
TOTAL		$725,000	$739,257	0.47%

8. PORTFOLIO INFORMATION

Purchases and Sales of Securities: For the six months ended January 31, 2020, the cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. government obligations, were $93,282,034, and $80,759,003, respectively.

9. TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended January 31, 2020.

Semi-Annual Report | January 31, 2020	29

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

The tax character of distributions paid during the year ended July 31, 2019 was as follows:

For the Year Ended July 31, 2019
Ordinary Income	$6,436,751
Tax-Exempt Income	37,551
Long-Term Capital Gain	435,887
Return of Capital	7,993,528
Total	$14,903,717

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of January 31, 2020, was as follows:

Cost of investments for income tax purposes	$141,629,548
Gross appreciation on investments (excess of value over tax cost)(a)	6,076,006
Gross depreciation on investments (excess of tax cost over value)(a)	(1,308,996)
Net unrealized appreciation on investments	$4,767,010

(a)	Includes appreciation/(depreciation) on securities sold short.

The differences between book-basis and tax-basis are primarily due to wash sales, investments in passive foreign investment companies, and the tax treatment of certain other investments.

Federal Income Tax Status: For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable net income and realized gain, not offset by capital loss carryforwards, if any, to its shareholders. No provision for federal income taxes has been made.

As of and during the six months ended January 31, 2020, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Fund’s financial statements. During the year, the Fund did not incur any interest or penalties. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return.

30	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2020 (Unaudited)

10. SUBSEQUENT EVENTS

Distributions

Subsequent to January 31, 2020, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
February 13, 2020	February 14, 2020	February 28, 2020	$0.18
March 16, 2020	March 17, 2020	March 31, 2020	$0.18

Semi-Annual Report | January 31, 2020	31

RiverNorth Opportunities Fund, Inc.	Approval of Investment Advisory and Sub-Advisory Agreements

January 31, 2020 (Unaudited)

At the September 20, 2019 in-person meeting (“Meeting”) of the Board of Directors (the “Board” or the “Directors") of RiverNorth Opportunities Fund, Inc. (the “Fund”), the Board, including those Directors who are not “interested persons” of the Fund (the “Independent Directors”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), renewed an Investment Advisory Agreement between the Fund and ALPS Advisors, Inc. (the “Adviser” or “AAI”), and an Investment Sub-Advisory Agreement, between the Adviser and RiverNorth Capital Management, LLC (the “Sub-Adviser” or “RiverNorth”), with respect to the Fund (collectively, the “Agreements”), upon the terms and conditions set forth therein.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement and the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in the executive session and at the Meeting in determining to renew the Agreements.

Nature, Extent, and Quality of Services. In examining the nature, extent and quality of the investment advisory services provided by AAI, the Directors considered the qualifications, experience and capability of AAI’s management and other personnel and the extent of care and conscientiousness with which AAI performs its duties. In this regard, the Directors considered, among other matters, the process by which AAI performs oversight of the Fund, including ongoing due diligence regarding product structure, resources, personnel, technology, performance, compliance and oversight of RiverNorth. The Board noted that AAI had seen recent turnover in its management, but noted the strength of the personnel assuming management roles. Further, the Directors noted that the day to day team servicing the Fund remained consistent and noted the quality and expertise of this team. The Board acknowledged the addition of certain individuals to AAI’s team had provided the Fund with excellent support in managing the Fund’s operations. Further, the Directors noted the excellent service that AAI had continued to provide across several complex corporate actions and offerings, which the Board agreed had benefited the Fund’s stockholders.

Turning to the nature, extent and quality of the services provided by RiverNorth, the Directors considered RiverNorth’s investment management process it uses in managing the assets of the Fund, including the experience and capability of RiverNorth’s management and other personnel responsible for the portfolio management of the Fund and compliance with the Fund’s investment policies and restrictions. The Board noted that the RiverNorth personnel servicing the Fund continued to be consistent and acknowledged the fact that RiverNorth was considered a leader in the CEF field. The Directors also considered the continued favorable assessment provided by AAI as to the nature and quality of the services provided by RiverNorth and the ability of RiverNorth to fulfill its contractual obligations. The partnership between AAI and RiverNorth were considered by the Board, noting that the expanding operational and investment efficiencies of this partnership continue to benefit the Fund.

32	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Approval of Investment Advisory and Sub-Advisory Agreements

January 31, 2020 (Unaudited)

Based on the totality of the information considered, the Directors agreed that the Fund had already, and was likely to continue to benefit from the nature, extent and quality of AAI’s and RiverNorth’s services based on their respective experience, operations and resources and strong track record in their roles as the Fund’s adviser and sub-adviser, respectively.

Investment Performance of the Fund. The Board reviewed the Fund’s investment performance over time and compared that performance to other funds in a peer group comparison report from FUSE, an independent research firm that, among other services, provides assistance to investment companies in connection with the advisory agreement approval process. In addition, the Board also utilized for comparison purposes an adjusted peer group provided by the Sub-Adviser that it believed provided a more complete peer group for the Fund. The Board considered the Fund’s NAV and market price returns relative to the returns for funds in the peer groups, noting on a NAV basis, the Fund had outperformed each peer group median for the one-year, three-year and since inception periods. Using market price returns, the Directors acknowledged that the Fund’s one year return underperformed each peer group member’s one year median returns, but outperformed the FUSE peer group median return for the three-year period. In comparison to the benchmark, the Morningstar Moderate Aggressive Target Risk Index, the Board noted that the Fund outperformed on a since inception basis, but lagged for the one-year and three-year periods. The Directors also considered the Fund’s excellent risk adjusted returns since inception, which they acknowledged were achieved despite the fact that the Fund has generally seen a bull-market since inception. After considering all of the information provided, the Board agreed that the Fund’s performance continued to support the renewal of the Agreements with AAI and RiverNorth.

Fees and Expenses. The Board considered the fees payable under the Agreements and reviewed the information compiled by FUSE comparing the Fund’s management fees and expense ratio to other funds in the peer group, the peer group created by RiverNorth, as well as comparisons to fees paid by other funds advised by AAI and RiverNorth. It was noted that the Fund’s net management fee and the Fund’s expense ratio (as a percentage of net assets) were both lower than the FUSE peer group medians. It was also noted that the Fund’s net management fee was lower than the median of the RiverNorth peer group, but the expense ratio was slightly higher than the median, but within the range of peer fund. The Board noted that the Fund was one of the smallest of any fund in either peer group, and accordingly, was not benefiting from the resulting economies of scale that these peer funds had achieved. Further, the Board noted the Fund’s management fee was in-line or lower than most other CEFs advised by AAI after taking into account the sub-advisory fee paid by AAI to RiverNorth and required additional work as compared with the one CEF that had a lower net fee. With regard to RiverNorth’s sub-advisory fee, the Directors considered that the fees charged by RiverNorth for its work with the Fund were similar or lower to a majority of accounts managed by RiverNorth using similar strategies. The Directors further considered AAI’s belief that the compensation payable to RiverNorth was reasonable, appropriate and fair in light of the nature and quality of the services provided to the Fund.

The Board agreed that utilizing net assets rather than managed assets in their considerations provided a more appropriate comparison, as the fact that the Fund had not employed significant leverage during the periods presented. The Directors also noted the firms’ limited ability to control the Fund’s other expenses. Finally, the Directors considered that these other expenses were more directly related to the size of the Fund, as these other Fund expenses generally were not charged on an asset-level basis.

Semi-Annual Report | January 31, 2020	33

RiverNorth Opportunities Fund, Inc.	Approval of Investment Advisory and Sub-Advisory Agreements

January 31, 2020 (Unaudited)

Profitability and Economies of Scale. In reviewing the profitability information provided by each of AAI and RiverNorth, the Directors considered whether the firms had realized (or would be expected to realize) economies of scale related to its work with the Fund such that such economies should be shared with the Fund’s stockholders. In regards to AAI, the Board examined the profitability of AAI from its work with the Fund. The Board noted that the Sub-Adviser reported a modest profit from its relationship with the Fund as a percentage of revenue, which was in line with other of the firm’s clients and not unreasonable for the services provided. With respect to whether assets had already risen, or would be expected to increase, to a level such that economies of scale might be realized by AAI and RiverNorth, the Board considered the each firm’s view that the Fund’s closed-end structure limited the likelihood of significant future increases in the Fund’s asset levels which would reach the point where the imposition of breakpoints in the management fees would be appropriate; noting the Fund’s offerings had not changed this belief. Accordingly, in consideration of each firm’s profitability levels and the improbability that either firm would benefit from significant economies of scale during the Agreements current term, the Board agreed that the fees charged by AAI and the Sub-Adviser related to the Fund remained appropriate.

Indirect Benefits. The Board considered any ancillary or indirect benefits that could accrue to AAI or RiverNorth as a result of their relationships with the Fund. The Directors considered details related to certain marketing services provided by AAI, as well as related to services that affiliates of AAI provided to the Fund: ALPS served as the Fund’s administrator and accountant, and DST Systems, Inc., an affiliate of AAI and ALPS, served as the Fund’s transfer agent. The Board also considered that RiverNorth did not expect to receive any such ancillary benefits beyond reputational benefits related to its role with Fund. The Board concluded that the benefits accruing to AAI and RiverNorth by virtue of their relationships to the Fund appeared to be reasonable.

After evaluation of the performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services provided by AAI and RiverNorth, the Board concluded that the level of fees to be paid to each of AAI and RiverNorth was reasonable.

Conclusion. Having requested and received such information from each of AAI and RiverNorth as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Agreements were in the best interests of the Fund and its stockholders.

34	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

January 31, 2020 (Unaudited)

RiverNorth Opportunities Fund, Inc. (the “Fund”) has a dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of the Fund’s shares of common stock (the “Common Shares”) elects to receive cash by contacting (the "Plan Administrator"), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares.

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange (“NYSE”) or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s net asset value per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date.

Semi-Annual Report | January 31, 2020	35

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

January 31, 2020 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator at Mail Stop: RiverNorth Opp, 430 West 7th Street, Kansas City, MO 64105-1407.

36	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Additional Information

January 31, 2020 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-855-830-1222 and on the SEC’s website at http://www.sec.gov.

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-855-830-1222, (2) on the Fund’s website located at http://www.rivernorthcef.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30th is available on the SEC’s website at http://www.sec.gov.

UNAUDITED TAX INFORMATION

Of the distributions paid by the Fund from ordinary income for the calendar year ended December 31, 2019, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
RiverNorth Opportunities Fund	9.22%	9.40%

In early 2020, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2019 via Form 1099. The Fund will notify shareholders in early 2021 of amounts paid to them by the Fund, if any, during the calendar year 2020.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the Fund’s custodian and maintains custody of the securities and cash of the Fund.

DST Systems, Inc., located at 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, serves as the Fund’s transfer agent and registrar.

LEGAL COUNSEL

Dechert LLP, located at 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd. is the independent registered public accounting firm for the Fund.

Semi-Annual Report | January 31, 2020	37

RiverNorth Opportunities Fund, Inc.	Data Privacy Policies and Procedures

FACTS	WHAT DOES RIVERNORTH OPPORTUNITIES FUND DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•	Social Security number	•	Purchase History
•	Assets	•	Account Balances
•	Retirement Assets	•	Account Transactions
•	Transaction History	•	Wire Transfer Instructions
•	Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.
HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons RiverNorth Opportunities Fund chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR PERSONAL INFORMATION		DOES RIVERNORTH OPPORTUNITIES INCOME FUND SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus		Yes	No
For our marketing purposes – to offer our products and services to you		No	We don't share
For joint marketing with other financial companies		No	We don't share
For our affiliates’ everyday business purposes – information about your transactions and experiences		No	We don't share
For our affiliates’ everyday business purposes – information about your creditworthiness		No	We don't share
For nonaffiliates to market to you		No	We don't share
QUESTIONS?	Call 1-855-838-9485

38	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Data Privacy Policies and Procedures

WHO WE ARE
Who is providing this notice?	RiverNorth Opportunities Fund
WHAT WE DO
How does RiverNorth Opportunities Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does RiverNorth Opportunities Fund collect my personal information?

We collect your personal information, for example, when you

•     Open an account

•     Provide account information

•     Give us your contact information

•     Make deposits or withdrawals from your account

•     Make a wire transfer

•     Tell us where to send the money

•     Tells us who receives the money

•     Show your government-issued ID

•     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•     Affiliates from using your information to market to you

•     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • RiverNorth Opportunities Fund does not share with our affiliates for marketing purposes.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • RiverNorth Opportunities Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • RiverNorth Opportunities Fund does not jointly market.

Semi-Annual Report | January 31, 2020	39

RiverNorth Capital Management, LLC 325 N. LaSalle Street, Suite 645 Chicago, IL 60654	ALPS Advisors, Inc. 1290 Broadway, Suite 1000 Denver, CO 80203

Secondary market support provided to the Fund by ALPS Advisors Inc.’s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERNORTH OPPORTUNITIES FUND, INC.

By:	/s/ Kathryn A. Burns
Kathryn A. Burns
President (Principal Executive Officer)

Date:	April 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathryn A. Burns
Kathryn A. Burns
President (Principal Executive Officer)

Date:	April 6, 2020

By:	/s/ Jill Kerschen
Jill Kerschen
Treasurer (Principal Financial Officer)

Date:	April 6, 2020